NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI  53202
414-299-2508
                                   March 24, 1999

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Northwestern Mutual Variable Life Account
          SEC File No: 333-59103
          EDGAR CIK #: 0000742277
          Filing Fee: $0

Gentlemen:

     Enclosed herewith for filing pursuant to Rule 24f-2, under the Investment Company Act of 1940, is the Rule 24f-2 notice for the investment company identified above. The filing fee in the amount set forth in the caption above was submitted directly to the US Treasury at the Mellon Bank in Pittsburgh, Pennsylvania by wire transfer, as the filing fee for registration of securities of the issuer pursuant to Rule 24f-2(c) under the Securities Act of 1933. Since there is no fee required, no deposit has been made with the Mellon Bank.

     This filing is being effected by direct transmission to the Commission's EDGAR System. Please call the undersigned with any questions or comments about this filing.

                                   Very truly yours,



                                   /s/ Sara A. Holm
                                   Paralegal Specialist
                                   The Northwestern Mutual Life
                                     Insurance Company